EXHIBIT 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2010-3

Collection Period					8/01/11-8/31/11
Determination Date					9/9/2011
Distribution Date					9/15/2011

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period			$	482,330,896.92
2.	Collections allocable to Principal			$	17,355,772.15
3.	Purchase Amount allocable to Principal			$	0.00
4.	Defaulted Receivables			$	766,967.76

5.	Pool Balance on the close of the last day of the related Collection Period			$	464,208,157.01
	(Ln1 – Ln2 – Ln3 – Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				35,689
7.	Initial Pool Balance			$	650,000,011.40

			Beginning of Period		End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00	$	0.00
	b.	Class A-2 Note Balance	$157,095,933.47	$	139,245,034.65
	c.	Class A-3 Note Balance	$167,000,000.00	$	167,000,000.00
	d.	Class A-4 Note Balance	$108,750,000.00	$	108,750,000.00
	e.	Class B Note Balance	$ 16,900,000.00	$	16,900,000.00
	f.	Class C Note Balance	$ 17,225,000.00	$	17,225,000.00
	g.	Class D Note Balance	$ 8,125,000.00	$	8,125,000.00

	h.	Note Balance (sum a – g)	$475,095,933.47	$	457,245,034.65

9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.7777026		0.6893319
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.7309168		0.7034539

10.	Overcollateralization Target Amount			$	6,963,122.36
11.	Current overcollateralization amount (Pool Balance – Note Balance)			$	6,963,122.36
12.	Weighted Average Coupon			%	9.00%
13.	Weighted Average Original Term			months	65.23
14.	Weighted Average Remaining Term			months	50.11

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge		$	3,664,750.47
	b.	Liquidation Proceeds allocable to Finance Charge		$	151.84
	c.	Purchase Amount allocable to Finance Charge		$	0.00

	d.	Available Finance Charge Collections (sum a – c)		$	3,664,902.31

16.	Principal:
	a.	Collections allocable to Principal		$	17,355,772.15
	b.	Liquidation Proceeds allocable to Principal		$	387,412.64
	c.	Purchase Amount allocable to Principal		$	0.00

	d.	Available Principal Collections (sum a – c)		$	17,743,184.79

17.	Total Finance Charge and Principal Collections (15d+16d)			$	21,408,087.10
18.	Interest Income from Collection Account			$	445.21
19.	Simple Interest Advances			$	0.00

20.	Available Collections (Ln17+18+19)		$	21,408,532.31

Available Funds

21.	Available Collections		$	21,408,532.31
22.	Reserve Account Draw Amount		$	0.00

23.	Available Funds		$	21,408,532.31

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$	401,942.41
	b.	Amount Unpaid from Prior Months	$	0.00
	c.	Amount Paid	$	401,942.41

	d.	Shortfall Amount (a + b – c)	$	0.00

25.	Unreimbursed Servicer Advances		$	0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$	3,014.57
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$	0.00
	c.	Other Unpaid Backup Servicing Fees	$	0.00
	d.	Amount Paid	$	3,014.57

	e.	Shortfall Amount (a + b + c – d)	$	0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$	0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$	0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$	0.00

	d.	Total Class A-1 Note Interest (sum a – c)	$	0.00

	e.	Class A-2 Monthly Interest	$	98,184.96
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$	0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$	0.00

	h.	Total Class A-2 Note Interest (sum e – g)	$	98,184.96

	i.	Class A-3 Monthly Interest	$	137,775.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$	0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$	0.00

	l.	Total Class A-3 Note Interest (sum i – k)	$	137,775.00

	m.	Class A-4 Monthly Interest	$	127,781.25
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$	0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$	0.00

	p.	Total Class A-4 Note Interest (sum m – o)	$	127,781.25

28.	Priority Principal Distributable Amount		$	0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$	28,166.67
	b.	Additional Note Interest related to Class B Monthly Interest	$	0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$	0.00

	d.	Total Class B Note Interest (sum a – c)	$	28,166.67

30.	Secondary Principal Distributable Amount		$	0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$	37,177.29
	b.	Additional Note Interest related to Class C Monthly Interest	$	0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$	0.00

	d.	Total Class C Note Interest (sum a – c)	$	37,177.29

32.	Tertiary Principal Distributable Amount		$	2,762,776.46

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$	24,239.58
	b.	Additional Note Interest related to Class D Monthly Interest	$	0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$	0.00

	d.	Total Class D Note Interest (sum a – c)	$	24,239.58

34.	Quaternary Principal Distributable Amount		$	8,125,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$	11,746,058.19

36.	Reserve Account Deficiency		$	0.00

37.	Regular Principal Distributable Amount		$	6,963,122.36

38.	Remaining Unpaid Servicer Transition Expenses, if any		$	0.00

39.	Additional Servicing Fees, if any		$	0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$	0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$	3,664,902.31
	b.	Total Daily Deposits of Principal Collections	$	17,743,184.79
	c.	Withdrawal from Reserve Account	$	0.00
	d.	Interest Income	$	445.21

	e.	Total Deposits to Collection Account (sum a – d)	$	21,408,532.31

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$	401,942.41
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$	3,014.57
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$	18,304,223.57
	d.	Deposit to Reserve Account	$	0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$	2,699,351.76

	f.	Total Withdrawals from Collection Account (sum a – e)	$	21,408,532.31

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$	0.00
	b.	Class A-2 Interest Distribution	$	98,184.96
	c.	Class A-3 Interest Distribution	$	137,775.00
	d.	Class A-4 Interest Distribution	$	127,781.25
	e.	Class B Interest Distribution	$	28,166.67
	f.	Class C Interest Distribution	$	37,177.29
	g.	Class D Interest Distribution	$	24,239.58

	h.	Class A-1 Principal Distribution	$	0.00
	i.	Class A-2 Principal Distribution	$	17,850,898.82
	j.	Class A-3 Principal Distribution	$	0.00
	k.	Class A-4 Principal Distribution	$	0.00
	l.	Class B Principal Distribution	$	0.00
	m.	Class C Principal Distribution	$	0.00
	n.	Class D Principal Distribution	$	0.00

	o.	Total Deposits to Note Payment Account (sum a – n)	$	18,304,223.57

44.	Withdrawals
	a.	Class A-1 Distribution	$	0.00
	b.	Class A-2 Distribution	$	17,949,083.78
	c.	Class A-3 Distribution	$	137,775.00
	d.	Class A-4 Distribution	$	127,781.25
	e.	Class B Distribution	$	28,166.67
	f.	Class C Distribution	$	37,177.29
	g.	Class D Distribution	$	24,239.58

	h.	Total Withdrawals from Note Payment Account (sum a – g)	$	18,304,223.57

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$	2,699,351.76
	b.	Reserve Account surplus (Ln 55)	$	43.88

	c.	Total Deposits to Certificate Payment Account (sum a – b)	$	2,699,395.64

46.	Withdrawals
	a.	Certificateholder Distribution	$	2,699,395.64

	b.	Total Withdrawals from Certificate Payment Account	$	2,699,395.64

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$1,625,000.00		$	1,625,000.00
	b.	Note Balance		$	457,245,034.65

48.	Required Reserve Account Amount			$	1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)			$	1,625,000.00
50.	Investment Earnings			$	43.88
51.	Reserve Account Draw Amount			$	0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 – Ln 51)			$	1,625,043.88
53.	Deposit from Available Funds (Ln 42d)			$	0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$	0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$	0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
	and to the extent no unfunded amounts described in Ln 54 exist			$	43.88

56.	Ending Balance (Ln52 + Ln53 – Ln54 – Ln55)			$	1,625,000.00
57.	Reserve Account Deficiency (Ln48 – Ln56)			$	0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account			$	0.00
59.	Amount to be paid to Servicer from the Collection Account			$	401,942.41
60.	Amount to be paid to Backup Servicer from the Collection Account			$	3,014.57
61.	Amount to be deposited from the Collection Account into the Note Payment Account			$	18,304,223.57
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$	2,699,351.76
63.	Amount to be deposited from the Collection Account into the Reserve Account			$	0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
	Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$	0.00
	b.	the Certificate Payment Account for payment to the Certificateholder,
	if no unfunded Regular Principal distributable amount exists			$	43.88
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$	0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$	17,949,083.78
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$	137,775.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$	127,781.25
69.	Amount to be paid to Class B Noteholders from the Note Payment Account			$	28,166.67
70.	Amount to be paid to Class C Noteholders from the Note Payment Account			$	37,177.29
71.	Amount to be paid to Class D Noteholders from the Note Payment Account			$	24,239.58
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
	Collections and Reserve Account surplus			$	2,699,395.64

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$	379,403.28
74.	Cumulative Net Losses			$	2,112,901.09
75.	Cumulative Net Loss Percentage				0.3251%
76.	Delinquency Analysis

			Number of Loans		Principal Balance
	a.	31 to 60 days past due	715	$	7,699,263.17
	b.	61 to 90 days past due	212	$	2,344,560.47
	c.	91 or more days past due	101	$	1,000,043.80

	d.	Total Past Due (sum a-c)	1,028		11,043,867.44

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$	2,420,345,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?				Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 09, 2011.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Keith D. Browning
Name:	Keith D. Browning
Title:	Executive Vice President